Note 5 - Investments (Details) (USD $)	12 Months Ended		42 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Note 5 - Investments (Details) [Line Items]
Proceeds from Issuance of Common Stock	$ 4,368,000	$ 1,122,000	$ 8,008,000
Immune Pharmaceuticals Ltd. [Member]
Note 5 - Investments (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	3,846,154
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.13		$ 0.13
Proceeds from Issuance of Common Stock	500,000
Proceeds from Related Party Debt	$ 1,100,000
Related Party Transaction, Rate	3.27%